INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
INTANGIBLE ASSETS, NET
Gross carrying amount		¥ 12,048,505	¥ 14,676,141
Accumulated amortization		(4,330,751)	(6,896,392)
Net carrying amount	$ 1,117,491	¥ 7,717,754	7,779,749
Estimated amortization expense for the year ending 2020			1,969,336
Estimated amortization expense for the year ending 2021			1,969,336
Estimated amortization expense for the year ending 2022			1,969,336
Estimated amortization expense for the year ending 2023			535,118
Estimated amortization expense for the year ending 2024			248,274
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets, amortization period		5 years
Gross carrying amount		¥ 8,564,505	8,911,271
Accumulated amortization		(1,427,418)	(3,193,738)
Net carrying amount		¥ 7,137,087	5,717,533
Trademarks | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years
Trademarks | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years
Domain name
INTANGIBLE ASSETS, NET
Intangible assets, amortization period		5 years
Gross carrying amount		¥ 3,484,000	3,821,474
Accumulated amortization		(2,903,333)	(3,517,748)
Net carrying amount		¥ 580,667	303,726
Domain name | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years
Domain name | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years
License
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years
Gross carrying amount			1,943,396
Accumulated amortization			(184,906)
Net carrying amount			¥ 1,758,490